Fair Value of Financial Instruments - Assets measured at Fair Value on a Non-Recurring Basis (Table) (Details) - Fair Value Measurements, Nonrecurring - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net	$ 13,769	$ 100,250
Investments in affiliates	30,650	29,328
Total	44,419	129,578
Quoted Prices in Active Markets for Identical Assets (Level I)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net	13,769
Investments in affiliates	30,650	29,328
Total	$ 44,419	29,328
Significant Other Observable Inputs (Level II)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net		100,250
Total		$ 100,250